Income taxes - Summary of Provision for Income Taxes Reflects Effective Tax Rate (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure representing major components of tax expense income [line items]
Loss before taxes	$ (305)	$ (97)
Combined statutory tax rate	27.00%	27.00%
Computed income tax recovery	$ (82)	$ (26)
Increase (decrease) resulting from:
Share-based compensation	2	2
Non-taxable foreign exchange (gain) loss	2	(2)
Unrecognized deferred tax asset	89	5
Adjustments related to prior years	$ (11)	5
Other		3
Deferred tax recovery		$ (13)